Segment and geographical information (Tables)	3 Months Ended
Mar. 31, 2012
Segment and geographical information
Schedule of performance by each segment

Results by segment

	Three-month period ended (unaudited)
	March 31, 2012						December 31, 2011						March 31, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	8,240	1,775	829	403	92	11,339	10,984	2,361	856	420	134	14,755	9,519	2,749	787	328	165	13,548
Cost and expenses	(3,455)	(1,359)	(660)	(411)	(250)	(6,135)	(4,139)	(1,661)	(653)	(386)	(196)	(7,035)	(3,034)	(1,534)	(644)	(290)	(291)	(5,793)
Research and development	(139)	(96)	(15)	(1)	(48)	(299)	(219)	(141)	(38)	(33)	(98)	(529)	(112)	(74)	(18)	(21)	(117)	(342)
Depreciation, depletion and amortization	(506)	(374)	(109)	(64)	(2)	(1,055)	(536)	(486)	(83)	(61)	(2)	(1,168)	(434)	(357)	(117)	(44)	(5)	(957)
Gain on sale of assets	—	—	—	—	—	—	—	—	—	—	—	—	—	1,513	—	—	—	1,513
Operating income	4,140	(54)	45	(73)	(208)	3,850	6,090	73	82	(60)	(162)	6,023	5,939	2,297	8	(27)	(248)	7,969
Financial Result	220	5	4	(9)	9	229	(502)	58	1	(23)	(4)	(470)	(35)	(27)	15	(19)	(32)	(98)
Change in provision for losses on equity investments	245	34	—	30	(66)	243	250	(12)	—	24	(95)	167	258	(3)	—	36	(11)	280
Income taxes	(504)	(15)	(11)	(19)	(4)	(553)	(877)	(219)	(47)	(4)	—	(1,147)	(981)	(401)	3	2	—	(1,377)
Noncontrolling interests	14	59	(18)	—	3	58	50	50	(12)	—	11	99	2	14	4	—	32	52
Net income attributable to the Company’s stockholders	4,115	29	20	(71)	(266)	3,827	5,011	(50)	24	(63)	(250)	4,672	5,183	1,880	30	(8)	(259)	6,826

Sales classified by geographic destination:
Foreign market
America, except United States	183	254	13	36	11	497	292	371	—	—	8	671	247	462	18	—	—	727
United States	29	356	22	—	1	408	42	299	—	—	—	341	5	469	—	—	2	476
Europe	1,357	475	44	—	13	1,889	1,774	729	45	—	19	2,567	2,025	573	19	—	18	2,635
Middle East/Africa/Oceania	315	52	—	—	—	367	493	43	1	—	—	537	437	18	—	—	1	456
Japan	1,183	150	—	—	2	1,335	1,709	292	—	—	2	2,003	1,132	375	—	—	2	1,509
China	3,395	156	—	—	—	3,551	4,287	308	—	—	20	4,615	3,658	331	—	—	35	4,024
Asia, other than Japan and China	660	263	16	—	2	941	1,256	259	19	—	—	1,534	771	405	8	—	—	1,184
Brazil	1,118	69	734	367	63	2,351	1,131	60	791	420	85	2,487	1,244	116	742	328	107	2,537
	8,240	1,775	829	403	92	11,339	10,984	2,361	856	420	134	14,755	9,519	2,749	787	328	165	13,548

Operating segment

	Three-month period ended in March 31, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	5,987	(78)	5,909	(2,147)	3,762	(373)	3,389	34,950	1,678	114
Pellets	1,698	(71)	1,627	(745)	882	(55)	827	2,100	97	1,265
Manganese	42	(2)	40	(32)	8	(4)	4	85	—	—
Ferroalloys	124	(12)	112	(110)	2	(15)	(13)	257	—	—
Coal	389	—	389	(397)	(8)	(59)	(67)	4,470	108	254
	8,240	(163)	8,077	(3,431)	4,646	(506)	4,140	41,862	1,883	1,633
Base Metals
Nickel and other products (*)	1,555	—	1,555	(1,242)	313	(355)	(42)	29,742	552	20
Copper (**)	220	—	220	(213)	7	(19)	(12)	4,418	235	234
Aluminum products	—	—	—	—	—	—	—	—	—	3,578
	1,775	—	1,775	(1,455)	320	(374)	(54)	34,160	787	3,832
Fertilizers
Potash	70	(4)	66	(52)	14	(6)	8	2,369	20	—
Phosphates	548	(18)	530	(409)	121	(74)	47	7,043	73	—
Nitrogen	192	(24)	168	(165)	3	(29)	(26)	447	7	—
Others fertilizers products	19	(3)	16	—	16	—	16	315	1	—
	829	(49)	780	(626)	154	(109)	45	10,174	101	—

Logistics
Railroads	265	(52)	213	(239)	(26)	(48)	(74)	1,395	20	600
Ports	138	(15)	123	(106)	17	(16)	1	621	46	106
Ships	—	—	—	—	—	—	—	2,163	—	—
	403	(67)	336	(345)	(9)	(64)	(73)	4,179	66	706
Others	92	(6)	86	(292)	(206)	(2)	(208)	2,156	124	2,596
	11,339	(285)	11,054	(6,149)	4,905	(1,055)	3,850	92,531	2,961	8,767

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.

Operating segment

	Three-month period ended in December 31, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	8,483	(111)	8,372	(2,673)	5,699	(365)	5,334	32,944	2,959	112
Pellets	1,992	(56)	1,936	(854)	1,082	(72)	1,010	2,074	199	997
Manganese	31	(2)	29	(58)	(29)	(4)	(33)	81	135	—
Ferroalloys	115	(9)	106	(93)	13	(11)	2	252	6	—
Coal	363	—	363	(502)	(139)	(84)	(223)	4,081	346	239
	10,984	(178)	10,806	(4,180)	6,626	(536)	6,090	39,432	3,645	1,348
Base Metals
Nickel and other products (*)	2,032	—	2,032	(1,515)	517	(463)	54	29,097	979	11
Copper (**)	329	(5)	324	(282)	42	(23)	19	4,178	598	234
Aluminum products	—	—	—	—	—	—	—	—	—	3,371
	2,361	(5)	2,356	(1,797)	559	(486)	73	33,275	1,577	3,616
Fertilizers
Potash	77	(4)	73	(83)	(10)	(12)	(22)	2,137	222	—
Phosphates	566	(18)	548	(432)	116	(71)	45	6,430	2	—
Nitrogen	199	(26)	173	(125)	48	—	48	896	10	—
Others fertilizers products	14	(3)	11	—	11	—	11	364	—	—
	856	(51)	805	(640)	165	(83)	82	9,827	234	—

Logistics
Railroads	300	(62)	238	(260)	(22)	(45)	(67)	1,307	57	551
Ports	120	(10)	110	(87)	23	(16)	7	576	210	—
Ships	—	—	—	—	—	—	—	2,485	64	114
	420	(72)	348	(347)	1	(61)	(60)	4,368	331	665
Others	134	(22)	112	(272)	(160)	(2)	(162)	1,993	284	2,464
	14,755	(328)	14,427	(7,236)	7,191	(1,168)	6,023	88,895	6,071	8,093

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.

Operating segment

	Three-month period ended in March 31, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	7,287	(110)	7,177	(1,736)	5,441	(357)	5,084	29,377	1,177	125
Pellets	1,878	(61)	1,817	(840)	977	(36)	941	2,551	353	1,035
Manganese	43	(2)	41	(21)	20	(5)	15	20	—	—
Ferroalloys	157	(12)	145	(111)	34	(11)	23	308	11	—
Coal	154	—	154	(253)	(99)	(25)	(124)	3,409	388	244
	9,519	(185)	9,334	(2,961)	6,373	(434)	5,939	35,665	1,929	1,404
Base Metals
Nickel and other products (*)	2,115	—	2,115	(1,150)	965	(338)	627	29,409	371	16
Copper (**)	251	(17)	234	(132)	102	(18)	84	3,519	170	110
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,689
	2,749	(22)	2,727	(1,586)	1,141	(357)	784	32,928	557	3,815
Fertilizers
Potash	62	(4)	58	(69)	(11)	(7)	(18)	1,764	7	—
Phosphates	536	(28)	508	(408)	100	(87)	13	7,811	127	—
Nitrogen	172	(23)	149	(127)	22	(23)	(1)	839	—	—
Others fertilizers products	17	(3)	14	—	14	—	14	—	—	—
	787	(58)	729	(604)	125	(117)	8	10,414	134	—

Logistics
Railroads	250	(45)	205	(197)	8	(37)	(29)	1,383	36	534
Ports	78	(9)	69	(60)	9	(7)	2	469	37	—
Ships	—	—	—	—	—	—	—	770	23	137
	328	(54)	274	(257)	17	(44)	(27)	2,622	96	671
Others	165	(16)	149	(392)	(243)	(5)	(248)	4,869	97	2,436
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	13,548	(335)	13,213	(4,287)	8,926	(957)	7,969	86,498	2,813	8,326

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.